SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Allowance for doubtful accounts (Details)	12 Months Ended
Oct. 31, 2023 USD ($)
Reserve for Policy Cancellations
Allowance for cancellation	$ 0